Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2040 Fund	May 30, 2024
Fidelity Freedom 2040 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.07%
Past 5 years	11.10%
Past 10 years	8.00%
Fidelity Freedom 2040 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.60%
Past 5 years	9.02%
Past 10 years	6.18%
Fidelity Freedom 2040 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.24%
Past 5 years	8.49%
Past 10 years	6.00%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0270
Average Annual Return:
Past 1 year	19.58%
Past 5 years	10.86%
Past 10 years	8.15%